UNSECURED NOTES PAYABLE (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 10, 2021	Sep. 08, 2021	Dec. 31, 2020	Jan. 31, 2019	Jun. 30, 2021	Dec. 31, 2021	Mar. 31, 2021	Oct. 31, 2020	Mar. 31, 2020
IfrsStatementLineItems [Line Items]
Aggregate principal amount of Unsecured Notes									$ 200
Issuance of unsecured notes, description					The holders of the SalvaRx Notes received $7,500 of warrants in respect of each $10 thousand of principal issued. The warrants vest in the event of a qualifying transaction and are exercisable at a 30% discount to the implied valuation of SalvaRx
Financial liabilities, at fair value						$ 2,500
Shares received						363,718,000
Loss On Extinguishment Of Debt					$ 220		$ 223
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	60.49%	60.49%
Top of range [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	78.32%	78.32%
Portage [Member]
IfrsStatementLineItems [Line Items]
Number of exercise of warrants issued								12,083,395,000
Number of exercise of warrants outstanding								49,701,000
SalvaRx [Member]
IfrsStatementLineItems [Line Items]
Unsecured Notes interest				7.00%
Payment for settlement			$ 1,770
Warrants exercised			397,604
Exercise Price			$ 6.64
Contractual value of warrants exercised description			The Company accounted for the contractual value of the exercised and outstanding warrants of $2.64 million (397,604 shares at $6.64 per share) as accrued equity issuable at September 30, 2020. The Company also recorded a loss of $1.26 million during the year ended March 31, 2021, to recognize the discount between the fair value of the underlying shares on October 13, 2020, the settlement date, ($9.80 per share) and the warrant exercise (contract) price of $6.64 per share.
Loss On Extinguishment Of Debt							223
Acquistion, description		Company, through SalvaRx, completed a settlement of loans (including interest) to and receivables from iOx for services rendered in exchange for 23,772 ordinary shares of iOx at a price of £162.		Company assumed $2.0 million of 7% convertible notes issued by iOx, a wholly-owned subsidiary of SalvaRx (the “Convertible Notes”), of which the Company holds $1.9 million.
O S I [Member]
IfrsStatementLineItems [Line Items]
Accrued interest		$ 150
Iox [Member]
IfrsStatementLineItems [Line Items]
Loss On Extinguishment Of Debt
Number of shares issued		820,000